Summary of Significant Accounting Policies - Reconciliation of Class A ordinary shares (Details) - CIK_0001843477_Spring Valley Acquisition Corp. II - USD ($)					12 Months Ended
	Oct. 15, 2025	Oct. 18, 2024	Sep. 30, 2024	Jan. 10, 2024	Dec. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies
Waiver of deferred underwriting fees		$ 8,000,000	$ 5,200,000			$ 8,050,000
Class A ordinary shares subject to possible redemption
Summary of Significant Accounting Policies
Common stock subject to possible redemption, November 30, 2024					$ 25,554,084	249,254,022
Redemption	$ 1,801.43			$ 90,726,471	(1,801)	(232,811,894)
Waiver of deferred underwriting fees						8,050,000
Adjustment for accretion of Class A ordinary shares subject to possible redemption					1,063,694	(438,044)
Adjustment for Contributions under promissory note						1,500,000
Common stock subject to possible redemption, November 30, 2025					$ 26,615,977	$ 25,554,084